Defined Benefit Plans - Summary of Actuarial Assumptions Used to Determine Defined Benefit Obligations (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Aegon United Kingdom [member]
Demographic actuarial assumptions
Mortality	UK mortality table	UK mortality table
Financial actuarial assumptions
Discount rate	2.08%	2.94%
Price inflation	3.08%	3.32%
Aegon Nederland N.V. [member]
Financial actuarial assumptions
Discount rate	0.94%	1.74%
Salary increase rate	Curve 2019	Curve 2018
Indexation	59.2% of Curve 2019	57.75% of Curve 2018
United States [member]
Demographic actuarial assumptions
Mortality	US mortality table	US mortality table
Financial actuarial assumptions
Salary increase rate	4.00%	3.85%
Health care trend rate	6.60%	7.00%
United States [member] | Top of range [member]
Financial actuarial assumptions
Discount rate	3.23%	4.22%
United States [member] | Bottom of range [member]
Financial actuarial assumptions
Discount rate	3.02%	4.05%